Provisions - Movement in Provisions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Other provisions at beginning of period	€ 2,630
Accretion	23	€ (160)
Other provisions at end of period	2,574	2,630
Other provisions
Disclosure of other provisions [line items]
Other provisions at beginning of period	2,630	2,128
Additions	809	856
Retirements/amount applied	(805)	(646)
Transfers	(16)	(7)
Translation differences and other	(44)	73
Business combinations		226
Other provisions at end of period	2,574	2,630
Dismantling of assets
Disclosure of other provisions [line items]
Other provisions at beginning of period	528	577
Additions	54	141
Retirements/amount applied	(67)	(41)
Transfers	14	16
Translation differences and other	(30)	(5)
Other provisions at end of period	€ 522	€ 528